UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2015
Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
California (100.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.020%	9/8/15 LOC	22,000	22,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.020%	9/8/15 LOC	6,945	6,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.010%	9/8/15 LOC	20,000	20,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.030%	9/8/15 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.030%	9/8/15 LOC	5,485	5,485
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	1,540	1,583
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.030%	9/8/15	5,000	5,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.010%	9/8/15 LOC	8,300	8,300
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	1,165	1,202
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.020%	9/8/15	4,100	4,100
1 California Educational Facilities Authority
Revenue (California Institute of Technology)
TOB VRDO	0.030%	9/8/15	3,365	3,365
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.010%	9/8/15	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford University) CP	0.090%	10/23/15	10,000	10,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.090%	11/2/15	15,000	15,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.020%	9/8/15	4,430	4,430
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.020%	9/8/15	4,000	4,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.110%	9/8/15	3,000	3,000
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.010%	9/8/15 LOC	11,215	11,215
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.020%	9/8/15	14,800	14,800
California GO VRDO	0.010%	9/1/15 LOC	6,905	6,905
California GO VRDO	0.010%	9/1/15 LOC	20,200	20,200
California GO VRDO	0.010%	9/1/15 LOC	9,600	9,600

California GO VRDO	0.010%	9/1/15 LOC	3,000	3,000
California GO VRDO	0.010%	9/1/15 LOC	4,200	4,200
California GO VRDO	0.010%	9/1/15 LOC	1,270	1,270
California GO VRDO	0.010%	9/1/15 LOC	12,000	12,000
California GO VRDO	0.010%	9/1/15 LOC	2,200	2,200
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.010%	9/1/15 LOC	15,850	15,850
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.010%	9/8/15 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.010%	9/8/15 LOC	800	800
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	9/8/15 LOC	8,525	8,525
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	9/8/15 LOC	17,070	17,070
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	9/8/15 LOC	23,300	23,300
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.030%	9/8/15	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.050%	9/8/15	4,475	4,475
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.170%	3/28/16	22,000	22,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	9/8/15	12,000	12,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	9/8/15	51,600	51,600
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	9/8/15 LOC	6,300	6,300
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	9/8/15 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	9/8/15 LOC	12,020	12,020
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	17,110	17,110
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	12,400	12,400
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	9/8/15 LOC	9,800	9,800
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	9/8/15 LOC	11,600	11,600
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.010%	9/8/15 LOC	35,000	35,000

California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.010%	9/1/15 LOC	8,425	8,425
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.010%	9/8/15 LOC	29,060	29,060
California Infrastructure & Economic
Development Bank Revenue (Clean Water
Revolving Fund)	4.000%	10/1/15	1,200	1,204
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	9/1/15 LOC	3,100	3,100
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	9/1/15 LOC	21,250	21,250
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.010%	9/1/15 LOC	2,800	2,800
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.030%	9/8/15 LOC	4,100	4,100
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	9/1/15	8,600	8,600
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	2.000%	10/1/15	6,785	6,795
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.050%	9/8/15 LOC	4,275	4,275
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	8,400	8,400
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	14,900	14,900
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	12,300	12,300
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	6,650	6,742
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	13,725	13,915
California State University Systemwide Revenue	5.000%	11/1/15 (Prere.)	1,480	1,492
California State University Systemwide Revenue	5.000%	11/1/15 (Prere.)	1,265	1,275
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.020%	9/8/15	121,935	121,935
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.030%	9/8/15 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.020%	9/8/15 LOC	20,840	20,840
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.030%	9/8/15 LOC	5,800	5,800
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.030%	9/8/15 LOC	11,900	11,900

California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.010%	9/1/15	3,650	3,650
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.010%	9/8/15 LOC	34,300	34,300
California Statewide Communities Development
Authority Revenue (John Muir Health) VRDO	0.010%	9/1/15 LOC	4,000	4,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.100%	12/3/15	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.210%	1/6/16	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	12,260	12,260
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	4,800	4,800
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	4,010	4,010
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	10,000	10,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.020%	9/8/15	37,803	37,804
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.020%	9/8/15	6,230	6,230
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.020%	9/8/15	2,175	2,175
California Statewide Communities Development
Authority Revenue (YMCA of the East Bay
Project) VRDO	0.010%	9/8/15 LOC	4,300	4,300
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.010%	9/8/15 LOC	8,700	8,700
1 Cerritos CA Community College District GO
TOB VRDO	0.040%	9/8/15	7,845	7,845
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.020%	9/8/15 LOC	32,940	32,940
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/15	14,115	14,171
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/15	1,390	1,395
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.140%	3/6/16	9,000	9,000
Contra Costa CA Transportation Authority Sales
Tax Revenue	4.000%	3/1/16	1,700	1,732
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	2/21/16	17,000	17,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.110%	2/21/16	5,000	5,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	3/27/16	30,000	30,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.070%	4/10/16	27,500	27,500

East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.080%	4/10/16	23,000	23,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.040%	5/13/16	4,425	4,425
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.040%	5/14/16	5,975	5,975
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.050%	5/21/16	33,000	33,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.020%	9/8/15	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.030%	9/8/15	1,595	1,595
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.060%	11/9/15	14,000	14,000
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.060%	5/5/16	8,750	8,750
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	9/1/15	20,275	20,275
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	9/8/15 LOC	10,000	10,000
Elsinore Valley CA Municipal Water District COP
VRDO	0.030%	9/8/15 LOC	7,700	7,700
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.030%	9/8/15 LOC	9,300	9,300
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.030%	9/8/15 LOC	4,250	4,250
Fremont CA COP VRDO	0.010%	9/8/15 LOC	26,165	26,165
Fremont CA COP VRDO	0.010%	9/8/15 LOC	13,980	13,980
Fremont CA COP VRDO	0.010%	9/8/15 LOC	7,740	7,740
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.010%	9/1/15 LOC	2,300	2,300
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.010%	9/1/15 LOC	8,435	8,435
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.010%	9/1/15 LOC	4,285	4,285
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.010%	9/1/15 LOC	9,700	9,700
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	9/1/15 LOC	2,550	2,550
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	9/1/15 LOC	3,192	3,192
2 Irvine CA Ranch Water District Revenue PUT	0.050%	3/15/16	4,500	4,500
2 Irvine CA Ranch Water District Revenue PUT	0.050%	3/15/16	8,500	8,500
Irvine CA Ranch Water District Revenue VRDO	0.010%	9/1/15 LOC	21,400	21,400
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	9/1/15 LOC	3,700	3,700
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	9/1/15 LOC	13,200	13,200
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	9/1/15 LOC	15,816	15,816
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.010%	9/1/15 LOC	7,700	7,700

Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.030%	9/8/15 LOC	4,770	4,770
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	3,000	3,036
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	6,000	6,072
1 Los Angeles CA Community College District GO
TOB VRDO	0.020%	9/8/15	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.020%	9/8/15 LOC	6,000	6,000
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.030%	9/8/15 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.030%	9/8/15	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.030%	9/8/15	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	9/8/15	7,980	7,980
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	9/8/15	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.090%	9/8/15	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.090%	9/8/15	6,665	6,665
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	11,925	11,963
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	29,700	29,819
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/16	7,050	7,268
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	9/8/15	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	9/8/15	7,495	7,495
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	9/8/15	6,200	6,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/1/15	11,300	11,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/8/15	9,500	9,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/8/15	30,600	30,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/8/15	18,950	18,950
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/8/15	9,250	9,250
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.030%	9/8/15	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.060%	9/8/15	2,220	2,220
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.020%	9/8/15 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.030%	9/8/15 LOC	6,595	6,595

Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.040%	9/8/15 LOC	23,600	23,600
Los Angeles CA TRAN	2.000%	6/30/16	50,000	50,695
Los Angeles CA Unified School District GO	3.000%	7/1/16	24,415	24,966
Los Angeles CA Unified School District GO	4.000%	7/1/16	3,750	3,865
Los Angeles CA Unified School District GO	4.750%	7/1/16 (Prere.)	6,340	6,571
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,000	1,039
1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	9/8/15	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	9/8/15	9,995	9,995
1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	9/8/15	9,195	9,195
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.030%	9/8/15	7,500	7,500
Los Angeles California Solid Waste Resource
Revenue	5.000%	2/1/16	6,540	6,670
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.020%	9/8/15 LOC	6,325	6,325
Los Angeles County CA Public Works Financing
Authority Revenue	5.000%	10/1/15 (4)	1,000	1,004
Los Angeles County CA Schools Pooled
Financing Program	2.000%	6/1/16	7,500	7,594
Los Angeles County CA Schools Pooled
Financing Program	2.000%	6/1/16	5,500	5,568
Los Angeles County CA TRAN	5.000%	6/30/16	50,000	51,944
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.030%	9/8/15	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.010%	9/1/15 LOC	12,725	12,725
Marin County CA COP	2.000%	11/1/15	2,000	2,006
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	9/1/15	10,400	10,400
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	9/8/15	20,100	20,100
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	9/8/15	2,500	2,500
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	2.000%	9/1/15	2,125	2,125
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	9/8/15 LOC	16,200	16,200
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.120%	9/8/15 LOC	30,000	30,000
1 Nuveen California Dividend Advantage
Municipal Fund 3 VRDP VRDO	0.110%	9/8/15 LOC	78,900	78,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	9/8/15 LOC	24,000	24,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	9/8/15 LOC	41,600	41,600
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	9/8/15 LOC	14,900	14,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	9/8/15 LOC	14,800	14,800
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	9/8/15 LOC	18,000	18,000
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.080%	9/8/15 LOC	39,500	39,500

Orange County CA Apartment Development
Revenue VRDO	0.010%	9/8/15 LOC	9,550	9,550
Orange County CA Water District COP VRDO	0.010%	9/8/15 LOC	8,600	8,600
Orange County CA Water District CP	0.040%	9/3/15 LOC	20,400	20,400
Otay CA Water District (Capital Project) COP
VRDO	0.020%	9/8/15 LOC	8,110	8,110
1 Peralta CA Community College District Revenue
TOB VRDO	0.020%	9/8/15	19,645	19,645
1 Regents of the University of California Revenue
TOB VRDO	0.030%	9/8/15	3,495	3,495
1 Regents of the University of California Revenue
TOB VRDO	0.030%	9/8/15	6,000	6,000
1 Regents of the University of California Revenue
TOB VRDO	0.030%	9/8/15	4,377	4,377
1 Riverside CA Electric Revenue TOB VRDO	0.010%	9/1/15	12,195	12,195
Riverside CA Electric Revenue VRDO	0.010%	9/8/15 LOC	32,625	32,625
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.070%	9/8/15 LOC	4,505	4,505
Riverside County CA TRAN	2.000%	6/30/16	63,400	64,295
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	9/8/15	29,365	29,365
Sacramento CA Municipal Utility District
Revenue CP	0.070%	9/1/15 LOC	20,000	20,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	9/8/15	51,300	51,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.020%	9/8/15 LOC	12,300	12,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.020%	9/8/15 LOC	10,000	10,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/15 (Prere.)	1,425	1,442
1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.020%	9/8/15 LOC	20,050	20,050
1 San Bernardino CA Community College District
GO TOB VRDO	0.030%	9/8/15	4,620	4,620
San Bernardino County CA TRAN	2.000%	6/30/16	67,925	68,890
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.030%	9/8/15	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	0.020%	9/8/15	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.040%	9/8/15	3,290	3,290
1 San Diego CA Community College District GO
TOB VRDO	0.040%	9/8/15	5,000	5,000
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.030%	9/8/15 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.030%	9/8/15 LOC	32,440	32,440
3 San Diego CA Public Facilities Financing
Authority Sewer Revenue	2.000%	5/15/16	5,185	5,248
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.020%	9/8/15	8,280	8,280
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.010%	9/8/15	53,345	53,345

1 San Diego County CA Regional Transportation
Commission TOB VRDO	0.030%	9/8/15	2,220	2,220
San Diego County CA Water Authority
Extendible CP	0.160%	3/8/16	12,500	12,500
San Diego County CA Water Authority
Extendible CP	0.050%	5/13/16	7,500	7,500
San Diego County CA Water Authority Revenue	5.000%	7/1/16	13,265	13,734
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	9/8/15	4,000	4,000
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	9/8/15	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	9/8/15	6,500	6,500
San Diego County CA Water Authority Revenue
CP	0.100%	9/1/15	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.030%	9/8/15	3,335	3,335
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.030%	9/8/15	9,900	9,900
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.010%	9/8/15 LOC	37,650	37,650
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.010%	9/8/15 LOC	10,740	10,740
San Francisco CA City & County GO	2.000%	6/15/16	10,000	10,134
San Francisco CA City & County International
Airport Revenue CP	0.050%	11/17/15 LOC	10,000	10,000
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	9/8/15 LOC	24,800	24,800
San Francisco CA City & County International
Airport Revenue VRDO	0.020%	9/8/15 LOC	12,700	12,700
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.070%	9/14/15	10,000	10,000
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.040%	9/24/15 LOC	12,500	12,500
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.500%	5/1/16 (Prere.)	25,000	25,711
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.030%	9/8/15	6,800	6,800
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.020%	9/8/15 LOC	52,100	52,100
1 San Joaquin Delta CA Community College
District TOB VRDO	0.120%	9/8/15	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.030%	9/8/15 LOC	15,600	15,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.040%	9/8/15 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.050%	9/8/15	7,310	7,310
Santa Monica-Malibu CA Unified School District
GO	2.000%	7/1/16	3,860	3,914
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.010%	9/8/15 LOC	8,195	8,195
Southern California Public Power Authority
Revenue VRDO	0.010%	9/2/15 LOC	24,300	24,300

Turlock CA Irrigation District Revenue CP	0.020%	9/9/15 LOC	5,000	5,000
Turlock CA Irrigation District Revenue CP	0.080%	9/9/15 LOC	6,610	6,610
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	9/1/15	10,180	10,180
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	9/1/15	11,085	11,085
University of California Revenue	3.000%	5/15/16	3,800	3,875
University of California Revenue	5.000%	5/15/16 (Prere.)	15,005	15,658
University of California Revenue	5.000%	5/15/16 (Prere.)	15,765	16,451
1 University of California Revenue TOB VRDO	0.030%	9/8/15	3,400	3,400
University of California Revenue VRDO	0.010%	9/8/15	5,600	5,600
University of California Revenue VRDO	0.020%	9/8/15	32,000	32,000
University of California Revenue VRDO	0.020%	9/8/15	20,000	20,000
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.010%	9/8/15 LOC	10,475	10,475
Westlands CA Water District COP VRDO	0.020%	9/8/15 LOC	22,080	22,080
				3,407,932
Total Tax-Exempt Municipal Bonds (Cost $3,407,932)				3,407,932
Total Investments (100.0%) (Cost $3,407,932)				3,407,932
Other Assets and Liabilities-Net (0.0%)				(1,597)
Net Assets (100%)				3,406,335

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $707,506,000, representing 20.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (99.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,070
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,392
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,360
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	561
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	753
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,528
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,720
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	15,118
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,678
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,957
Bakersfield CA Wastewater Revenue VRDO	0.030%	9/8/15	1,100	1,100
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	15,050	16,673
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	1,645	1,878
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	11,636
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	5,500	6,596
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,468
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,510
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,591
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,436
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,631
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	23,000	24,984
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	3,500	3,456
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	4,000	3,936
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,513

Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,451
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	5,409
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,404
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	15,000	16,663
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,710
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	8,560	9,499
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,500	7,775
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,585
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	5,000	5,197
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	4,365	5,063
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,530
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,864
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,231
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,409
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,271
2 California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,692
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	6,680
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	1,500	1,697
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,679
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	7,996
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,516
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	3,445	3,813
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,811
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/2/15 (Prere.)	2,000	2,016
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,677
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,623
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	11,579
California GO	5.000%	4/1/20	1,460	1,658
California GO	5.000%	9/1/21	11,000	13,000
California GO	5.250%	9/1/22	3,000	3,635

California GO	5.000%	11/1/22	1,000	1,091
California GO	5.250%	9/1/23	10,100	12,240
California GO	5.000%	11/1/23	7,000	8,461
California GO	5.000%	5/1/24	3,000	3,638
California GO	5.000%	11/1/24	6,670	8,130
California GO	5.000%	3/1/25	7,000	8,066
California GO	5.000%	6/1/26 (14)	20,000	21,401
California GO	5.000%	3/1/27	10,000	11,899
California GO	5.250%	10/1/27	5,000	5,882
California GO	5.100%	11/1/27	1,475	1,735
California GO	5.000%	3/1/28	10,000	11,817
California GO	5.000%	9/1/28	10,650	11,124
California GO	5.000%	9/1/28	2,500	2,789
California GO	5.000%	9/1/29	5,125	5,707
California GO	5.000%	10/1/29	1,400	1,606
California GO	5.250%	10/1/29	4,700	5,438
California GO	5.250%	3/1/30	10,000	11,574
California GO	4.500%	8/1/30	1,440	1,506
California GO	5.250%	9/1/30	6,000	6,943
California GO	5.750%	4/1/31	15,875	18,383
California GO	5.000%	10/1/31	4,500	5,184
California GO	5.000%	6/1/32	25,000	26,644
California GO	5.000%	9/1/32	1,045	1,185
California GO	5.000%	10/1/32	5,000	5,738
California GO	6.000%	3/1/33	7,000	8,434
California GO	5.125%	4/1/33	8,500	9,285
California GO	6.500%	4/1/33	33,000	39,078
California GO	5.000%	10/1/33	4,000	4,570
California GO	5.250%	4/1/35	5,000	5,719
California GO	6.000%	11/1/35	10,000	11,914
California GO	5.000%	9/1/36	8,500	9,606
California GO	5.000%	4/1/37	5,000	5,634
California GO	5.250%	3/1/38	8,000	8,725
California GO	6.000%	4/1/38	21,190	24,682
California GO	5.250%	8/1/38	10,000	11,054
California GO	5.000%	10/1/39	7,615	8,617
California GO	5.500%	11/1/39	3,690	4,290
California GO	6.000%	11/1/39	2,700	3,212
California GO	5.500%	3/1/40	11,500	13,353
California GO	5.000%	10/1/41	5,000	5,579
California GO	5.000%	4/1/42	2,000	2,223
California GO	5.000%	9/1/42	8,515	9,520
California GO	5.000%	2/1/43	6,265	6,978
California GO	5.000%	4/1/43	6,500	7,254
California GO	5.000%	11/1/43	12,425	13,964
California GO	5.000%	12/1/43	5,335	6,002
California GO	5.000%	5/1/44	5,000	5,584
California GO VRDO	0.010%	9/1/15 LOC	10,200	10,200
California GO VRDO	0.010%	9/1/15 LOC	1,000	1,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,459
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,701
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,803
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,712

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,876
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,064
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,681
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,536
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,744
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,565
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,481
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,200
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,501
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,573
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,915
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,217
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,136
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,615
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	5,933
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,138
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,232
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,161
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,716
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,756
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	728
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,788
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,667
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,343
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,780

California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	9,000	10,185
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,418
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,565
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,919
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,006
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,502
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,430
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	8,000	8,859
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,621
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,710
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	10,000	10,402
3 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	6,250	6,250
3 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	7,185	7,185
3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.010%	9/1/15 (ETM)	20,080	20,080
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,225
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	12,277
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/46	3,650	3,739
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.250%	8/15/39	1,200	1,302
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.250%	8/15/49	3,500	3,777
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,436
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,447
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,534
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,763
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,148
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	3,000	3,185

California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,345
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,662
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,369
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/46	6,000	6,403
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	746
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,925
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,728
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,754
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	4,850	4,850
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	8,700	8,700
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,500	1,544
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,148
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (ETM)	8,400	8,901
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,972
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,652
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,870
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,468
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,772
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,486
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,045	9,122
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,923
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,380
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,972
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,851
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,783
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,610

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,367
California State University Systemwide Revenue	5.000%	11/1/15 (Prere.)	3,675	3,705
California State University Systemwide Revenue	5.000%	11/1/15 (Prere.)	1,325	1,336
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,347
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,676
California State University Systemwide Revenue	5.750%	11/1/27	4,500	5,231
California State University Systemwide Revenue	5.000%	11/1/30	2,500	2,971
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,182
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,151
California State University Systemwide Revenue	5.250%	11/1/34	5,000	5,649
California State University Systemwide Revenue	5.000%	11/1/37	10,000	11,270
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,215
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,609
California State University Systemwide Revenue	5.250%	11/1/38	3,280	3,706
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,518
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,070
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,013
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,323
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,335
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,348
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,744
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,077
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,089
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,105
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	344
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,899
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	5,000	5,542
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,327
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	4,471
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/35	1,515	1,356

California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,670
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,122
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,391
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,391
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	16,907
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,590	7,728
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	13,100	13,100
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/34	2,500	2,652
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	3,000	3,129
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	5,000	5,274
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,872
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,328
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,091
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,525
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,179
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,491
Centinela Valley CA Union High School District
GO	6.000%	8/1/36	3,000	3,673
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,219
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,829
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	752
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,850
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,943
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,014
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,563
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	1,975
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,326
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,806
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,562
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,754
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,950

Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,117
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	972
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,066
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,085	1,258
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,234
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,342
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,471
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,526
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,902
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,771
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,270
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,592
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,618
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,121
Escondido CA GO	5.000%	9/1/30	2,030	2,379
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,509
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,464
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,007
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,952
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,275
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,930
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,792
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,134
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	6,762
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,595
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,518
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,500	7,537
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,409
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,575
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	20,000	22,128
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/45	2,040	2,240
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	3,142
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	3,579

Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,257
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	3,942
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,174
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,430
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	9/1/15 LOC	307	307
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	9/1/15 LOC	2,989	2,989
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	9/1/15 LOC	6,400	6,400
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/15 (Prere.)	5,500	5,500
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,187
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	1,918
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,254
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,191
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,589
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,296
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	6,155	6,230
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	2,500	2,531
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,867
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,122
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.644%	11/15/26	1,800	1,704
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	800	887
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,323
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,060
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,874
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,819
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,713
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,277
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,287
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	7,340	7,959
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	3,980	4,662
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	5,160	6,143
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,436
Los Angeles CA Community College District GO	5.000%	6/1/26	3,000	3,734
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,167
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,143
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,454
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,693
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,808
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,326
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,829
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,732

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,647
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,726
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,237
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,527
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,111
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,536
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,669
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,866
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,722
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	17,146
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,340
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,749
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,879
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,360
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,004
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	5,000	5,756
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,404
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,702
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,759
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	13,925
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,081
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,530
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,278
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,607
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,662
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,421
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/1/15	5,100	5,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/1/15	3,600	3,600
Los Angeles CA GO	5.000%	9/1/31	5,785	6,679

Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,675	7,974
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,645	2,749
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,500	7,792
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,761
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,992
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,100	7,368
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,217
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,750
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,034
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,527
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,430
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,357
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	2,225	2,346
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,532
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,610
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,428
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,172
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	2,000	2,389
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	5,916
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,048
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,048
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,280
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,028
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,506
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,165	1,241
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,583
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,852
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,551
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,587
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	7,680	8,865
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,569
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	2,982
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,681
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,395
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,384
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	7,058
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,320
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	9/8/15	1,500	1,500

Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,509
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,668
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	2,200	2,311
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,063
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	2,595	2,692
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,683
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,955	8,156
Modesto CA Multifamily Housing Revenue
(Westdale Commons Apartments) VRDO	0.010%	9/8/15 LOC	4,000	4,000
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,544
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,342
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,655
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,397
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,782
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	426
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	815
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	389
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,700	7,285
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,240
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,753
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	1,928
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,089
Novato CA Unified School District GO	5.000%	8/1/28	800	947
Oakland CA GO	5.000%	1/15/29	1,640	1,920
Oakland CA GO	5.000%	1/15/31	3,550	3,900
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,130
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,219
Oakland CA Unified School District GO	5.000%	8/1/40	500	545
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	4,949
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,815
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	436
Palmdale CA COP	5.250%	9/1/22 (14)	530	531
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	221
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,108
Palomar CA Community College District GO	0.000%	8/1/24	5,125	3,968
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,178
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,236
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,812
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	1,817

Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	3,000	1,932
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,511
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,468
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,595
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,378
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,188
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	692
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,049
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	2,875
Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,089
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,377
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,310
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,509
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,430
Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,089
Poway CA Unified School District GO	0.000%	8/1/34	8,130	3,717
Poway CA Unified School District GO	5.000%	9/1/36	700	756
Poway CA Unified School District GO	0.000%	8/1/46	10,000	2,420
Poway CA Unified School District GO	0.000%	8/1/51	10,000	1,897
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,235	1,325
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,485	2,657
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	914
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,170
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,765	1,979
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (12)	1,800	2,081
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,131
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,484
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	6,905
3 Riverside CA Electric Revenue TOB VRDO	0.010%	9/1/15	2,800	2,800
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,146
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,475

Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,549
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,650
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,995
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,081
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,502
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,573
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,715
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,108
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,509
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	9/8/15	4,600	4,600
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	1,850
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	780
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	1,871
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,259
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	4,500	4,945
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	663
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,810
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,747
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,334
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,126
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,222
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,424
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/26	5,250	6,398
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	7,000	8,473
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,364
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,366
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,388
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,681

Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	9/8/15 LOC	2,000	2,000
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,319
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,517
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	9/8/15	14,300	14,300
Sacramento CA Unified School District GO	5.000%	8/1/25 (4)	775	936
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,180
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,650	5,853
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,170
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,627
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,228
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	2,467
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	1,965
San Bernardino CA Community College District
GO	0.000%	8/1/44	20,000	5,339
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	3,805
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,980	6,371
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,582
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,855
San Diego CA Community College District GO	0.000%	8/1/36	8,000	3,354
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,860
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,342
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,392
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/44	4,000	4,379
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,792
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,879
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,906
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,647
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,734
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,286
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	6,047
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,402
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	4,928
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	847
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	801
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	545
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,738
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,855
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	2,606

San Diego County CA COP	5.000%	10/15/28	1,445	1,705
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,543
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,635
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	3,044
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,675
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,228
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,333
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,927
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	7,988
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.030%	9/8/15	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,000	16,124
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,441
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,091
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,344
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,857
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,687
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	9/8/15 LOC	10,200	10,200
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,619
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,928
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,297
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,421
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,692
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,493
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,561
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,542
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,658
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,465
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,938
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,174

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,630
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,260
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,295
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,203
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,801
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,571
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,528
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,307
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,083
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,391
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,173
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,661
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,465
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,602
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	935
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,011
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,989
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,372
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,994
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,718
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,502
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,651
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,068
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,626
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,274
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,401
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,212
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	5,000	5,237
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,040

San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,032
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/38 (15)	4,000	4,434
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	4,830
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,597
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (ETM)	2,673	2,806
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	3	3
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (ETM)	1,000	1,102
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,096
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	1,765
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	676
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,571
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,484
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,708
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,202
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	1,075	1,075
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,658
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,138
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,490
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,089
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,694
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,360
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,085
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,331
Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,250
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,725
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.010%	9/8/15 LOC	785	785
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,680
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,002
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,041
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	3,997

Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,602
Southwestern California Community College
District GO	5.000%	8/1/44	4,700	5,324
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,212
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,134
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,578
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,791
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,381
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,403
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,436
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,832
3 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	9/8/15 (13)	700	700
Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	2,657
Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	3,352
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,856
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,184
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,575
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,259
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,337
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,951
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,366
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,225	2,393
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	2,982
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,860
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,495
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,255
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,569
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,639
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,096
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,754
University of California Revenue	4.750%	5/15/16 (Prere.)	9,425	9,821
University of California Revenue	5.000%	5/15/16 (Prere.)	6,000	6,262
University of California Revenue	5.250%	5/15/19 (Prere.)	1,140	1,314
University of California Revenue	5.750%	5/15/19 (Prere.)	7,000	8,204
University of California Revenue	5.000%	5/15/27	4,245	5,094
University of California Revenue	5.000%	5/15/28	5,000	5,863
University of California Revenue	5.000%	5/15/32	7,925	9,302
University of California Revenue	5.000%	5/15/33	5,000	5,735
University of California Revenue	4.000%	5/15/34	5,000	5,208
University of California Revenue	5.000%	5/15/34	5,205	5,998
University of California Revenue	5.000%	5/15/35	3,640	4,187
University of California Revenue	5.250%	5/15/37	3,500	4,111
University of California Revenue	5.000%	5/15/38	10,000	11,315

University of California Revenue	5.250%	5/15/39	5,860	6,591
University of California Revenue	5.000%	5/15/40	50	54
University of California Revenue	5.000%	5/15/40	5,000	5,710
University of California Revenue PUT	5.000%	5/15/23	10,000	12,124
3 University of California Revenue TOB VRDO	0.020%	9/1/15	14,095	14,095
3 University of California Revenue TOB VRDO	0.030%	9/8/15	1,600	1,600
University of California Revenue VRDO	0.020%	9/8/15	1,000	1,000
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,303
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/34	1,160	1,355
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	873
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	2,136	2,262
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	8,500	9,632
2 Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/37	5,000	5,629
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,298
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	4,695
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,521
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,225
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,525
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,890
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,105
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,807
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,088
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,345
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,284
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,003
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,885
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,870
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,002
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,073
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,184
				3,203,655
Guam (0.2%)
2 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,311
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,154
				6,465
Total Tax-Exempt Municipal Bonds (Cost $3,008,363)				3,210,120

Total Investments (99.4%) (Cost $3,008,363)	3,210,120
Other Assets and Liabilities-Net (0.6%)	20,389
Net Assets (100%)	3,230,509

1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $55,220,000, representing 1.7% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

California Long-Term Tax-Exempt Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

California Long-Term Tax-Exempt Fund

The fund had no open futures contracts at August 31, 2015.

D. At August 31, 2015, the cost of investment securities for tax purposes was $3,011,933,000. Net unrealized appreciation of investment securities for tax purposes was $198,187,000, consisting of unrealized gains of $202,066,000 on securities that had risen in value since their purchase and $3,879,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (99.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	3.000%	7/1/19	215	215
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	791
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,341
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,100
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,149
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,242
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,392
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	974
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	644
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,151
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,447
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,195
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,163
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,103
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,081
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,819
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,011
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,359
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,139
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,133
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,001

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	321
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	418
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	445
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	477
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	601
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	799
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,337
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,143
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,617
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	565
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	591
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	873
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,152
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,916
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,861
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,389
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,673
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/15 (2)	1,285	1,285
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,655	4,623
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	300	283

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	14,290	13,135
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	13,215	11,822
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,276
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,619
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,601
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	3,805	4,121
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	16,025
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	4,534
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,961
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,551
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,248
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,334
1 Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	598
1 Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	964
1 Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,212
1 Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,000	1,217
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,692
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,531
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,765	2,961
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,910	3,117
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,235	3,465
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,405	3,647
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	1,660	1,771
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	1,750	1,860
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	1,940	2,060
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	2,045	2,171
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,479
Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	8,277
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,186
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	308

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,523
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	10,278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	11,949
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,213
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,272
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,794
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.500%	4/1/18 (Prere.)	3,875	4,342
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	86
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	13,062
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,468
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,828
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,720
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,119
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,095
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	19,437
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	18,663
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	8,620
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.990%	8/1/17	37,550	37,660
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,653
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	5,100	5,148
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	10/1/19	5,000	4,978
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	10/1/19	5,825	5,800
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	20,115	19,860
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,325
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	20,500	20,171
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	33,000	33,284
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	19,000	18,629
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	4,350	4,265

2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.120%	4/1/24	6,100	6,041
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	2,250	2,284
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,452
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,049
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,199
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,430	1,694
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,339
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,753
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,415
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	850
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,917
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	485
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	614
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	604
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,786
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,071
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,170
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,250
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,293
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,885
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,483
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	10,275	10,302
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,151
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	1,200	1,391
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,478
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	26,872
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	10,319

California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	1,380	1,498
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	2,011
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	28,585	31,754
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	2,720	3,022
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	11,647
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	18,385	20,430
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,389
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	22,399
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,250	21,370
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,628
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,860
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	23,890	27,974
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,752
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,207
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,000	17,890
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	11,415	12,675
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,900	2,202
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	11,350	13,691
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,090	1,210
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,190	4,650
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,110	4,753
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,000	1,110
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,395	5,987
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	5,465
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	9,225
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,350	5,045

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	9,261
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,480
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,218
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,483
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	4,022
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	4,142
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	6,777
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,288
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	10,000	12,311
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	106
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	9,500	11,820
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	317
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	967
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	995	1,177
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	3,890
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,150	1,371
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	8,255	9,723
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,077
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,185	1,398

	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	5.000%	12/1/30	2,720	3,133
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	5.000%	12/1/31	3,910	4,489
[1,2] California Department of Water Resources
	Water System Revenue (Central Valley
	Project) PUT	0.000%	9/1/17	10,000	10,001
2	California Department of Water Resources
	Water System Revenue (Central Valley
	Project) PUT	0.320%	12/1/17	17,000	16,939
	California Economic Recovery GO	5.000%	7/1/16 (Prere.)	16,280	16,922
	California Economic Recovery GO	5.000%	7/1/18 (ETM)	23,110	25,817
	California Economic Recovery GO	5.000%	7/1/18 (ETM)	6,660	7,440
	California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	50,327
	California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	37,194
	California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	33,456
	California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	19,184
	California Educational Facilities Authority
	Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	415
	California Educational Facilities Authority
	Revenue (College of Arts)	5.000%	6/1/20	790	878
	California Educational Facilities Authority
	Revenue (College of Arts)	5.000%	6/1/23	1,195	1,335
	California Educational Facilities Authority
	Revenue (College of Arts)	5.000%	6/1/24	380	424
	California Educational Facilities Authority
	Revenue (College of Arts)	5.250%	6/1/30	1,125	1,231
	California Educational Facilities Authority
	Revenue (Santa Clara University)	5.000%	4/1/31	1,000	1,166
	California Educational Facilities Authority
	Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,161
	California Educational Facilities Authority
	Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,788
	California Educational Facilities Authority
	Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,024
	California Educational Facilities Authority
	Revenue (Santa Clara University)	5.000%	4/1/35	3,100	3,560
	California Educational Facilities Authority
	Revenue (University of Southern California)	5.000%	10/1/25	5,000	6,266
	California Educational Facilities Authority
	Revenue (University of Southern California)	4.500%	10/1/33	6,115	6,486
3	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.010%	9/1/15	614	614
	California Educational Facilities Authority
	Revenue (University of the Pacific)	5.000%	11/2/15 (Prere.)	5,865	5,912
	California Educational Facilities Authority
	Revenue (University of the Pacific)	5.000%	11/1/20	1,770	2,046
	California Educational Facilities Authority
	Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,438
	California Educational Facilities Authority
	Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,491
	California Educational Facilities Authority
	Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,200

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,965
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,741
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,139
California GO	4.500%	3/1/16 (Prere.)	6,410	6,546
California GO	5.000%	3/1/16 (Prere.)	5,535	5,669
California GO	5.000%	3/1/16 (Prere.)	1,000	1,024
California GO	4.000%	4/1/16	525	537
California GO	5.000%	10/1/16	11,875	12,483
California GO	5.000%	12/1/16	1,200	1,270
California GO	5.000%	4/1/17	11,000	11,765
California GO	6.000%	4/1/17 (2)	680	738
2 California GO	0.770%	5/1/17	1,000	1,005
California GO	5.250%	2/1/18 (14)	8,000	8,845
California GO	6.000%	2/1/18 (2)	6,240	7,017
California GO	5.000%	3/1/18	1,850	2,040
California GO	5.500%	4/1/18	29,250	32,710
2 California GO	0.920%	5/1/18	9,230	9,316
California GO	5.000%	8/1/18	1,895	2,015
California GO	5.000%	10/1/18	20,000	22,452
California GO	5.000%	10/1/18	14,095	15,823
California GO	2.000%	11/1/18	16,545	17,075
California GO	5.000%	2/1/19	4,715	5,323
California GO	5.500%	4/1/19	11,245	12,949
California GO	5.000%	8/1/19	30,000	30,122
California GO	5.000%	8/1/19	35,445	40,580
California GO	5.000%	10/1/19 (14)	14,800	15,517
California GO	5.000%	10/1/19	21,000	24,148
California GO	2.000%	11/1/19	6,695	6,902
California GO	5.000%	2/1/20	2,950	3,406
California GO	5.250%	2/1/20	7,500	8,738
California GO	5.000%	3/1/20	19,535	22,597
California GO	5.000%	8/1/20	14,890	15,829
California GO	5.000%	9/1/20	9,970	11,661
California GO	5.000%	10/1/20	5,555	6,508
California GO	5.000%	11/1/20	47,795	56,093
California GO	5.000%	2/1/21	2,000	2,344
California GO	5.000%	3/1/21	2,250	2,603
California GO	5.000%	4/1/21	2,240	2,632
California GO	5.500%	4/1/21	2,000	2,307
California GO	5.000%	9/1/21	13,700	16,191
California GO	5.000%	9/1/21	1,310	1,548
California GO	5.000%	9/1/21	9,800	11,582
California GO	5.000%	10/1/21	2,575	3,047
California GO	5.000%	11/1/21	2,820	3,340
California GO	5.000%	2/1/22	8,125	9,638
California GO	5.000%	4/1/22	4,550	5,410
California GO	5.000%	9/1/22	12,710	15,192
California GO	5.250%	9/1/22	17,400	21,081
California GO	5.000%	10/1/22	15,000	17,947
California GO	5.000%	11/1/22	26,570	31,820
California GO	5.000%	2/1/23	15,000	17,952
California GO	5.000%	2/1/23	15,880	18,834
California GO	5.000%	9/1/23	10,000	12,063
California GO	5.000%	9/1/23	7,000	8,430

California GO	5.000%	9/1/23	12,120	12,689
California GO	5.250%	9/1/23	2,455	2,975
California GO	5.000%	10/1/23	12,450	15,034
California GO	5.000%	10/1/23	12,500	13,135
California GO	5.000%	10/1/23	3,135	3,786
California GO	5.000%	11/1/23	20,000	24,175
California GO	5.000%	12/1/23	7,500	8,192
California GO	5.000%	3/1/24	3,000	3,462
California GO	5.000%	8/1/24	10,100	10,719
California GO	5.000%	8/1/24 (4)	31,275	31,403
California GO	5.000%	9/1/24	10,000	11,958
California GO	5.000%	10/1/24	11,420	12,594
California GO	5.000%	10/1/24	13,440	14,102
California GO	5.000%	10/1/24	8,725	10,626
California GO	5.000%	11/1/24	5,000	5,878
California GO	5.000%	12/1/24	15,500	18,574
California GO	5.000%	12/1/24	2,000	2,185
California GO	5.000%	2/1/25	12,940	15,236
California GO	5.125%	3/1/25	2,100	2,314
California GO	5.000%	8/1/25	18,525	19,644
California GO	5.000%	9/1/25	2,185	2,599
California GO	5.000%	9/1/25	1,500	1,677
California GO	5.000%	9/1/25	2,110	2,520
California GO	5.000%	10/1/25	8,490	9,356
California GO	5.000%	10/1/25	13,865	16,422
California GO	5.000%	11/1/25	1,500	1,761
California GO	5.000%	11/1/25	14,125	17,033
California GO	5.000%	12/1/25	21,015	22,831
California GO	5.000%	3/1/26	5,000	5,112
California GO	5.000%	3/1/26	5,000	5,752
California GO	5.000%	4/1/26	27,480	30,232
California GO	5.000%	9/1/26	2,500	2,790
California GO	5.000%	11/1/26	7,500	8,780
California GO	5.000%	4/1/27	24,285	26,723
California GO	5.750%	4/1/27	31,455	36,520
California GO	4.500%	8/1/27	8,145	8,547
California GO	5.000%	9/1/27	5,500	6,140
California GO	5.000%	10/1/27	13,875	16,216
California GO	5.250%	10/1/27	5,000	5,882
California GO	5.750%	4/1/28	30,000	34,831
California GO	4.500%	8/1/28 (11)	3,375	3,537
California GO	5.000%	9/1/28	17,500	19,520
California GO	5.250%	9/1/28	6,000	6,998
California GO	5.250%	2/1/29	2,790	3,233
California GO	5.000%	9/1/29	6,000	6,856
California GO	5.000%	9/1/29	16,000	17,816
California GO	5.000%	10/1/29	10,245	11,249
California GO	5.250%	3/1/30	20,000	23,148
California GO	5.000%	5/1/30	13,870	15,984
California GO	4.500%	8/1/30	3,100	3,243
California GO	5.000%	9/1/30	10,000	11,409
California GO	5.000%	9/1/30	10,180	11,272
California GO	5.250%	9/1/30	5,000	5,916
California GO	5.000%	10/1/30	5,800	6,721
California GO	5.750%	4/1/31	37,030	42,879
California GO	5.000%	5/1/31	13,000	14,896
1 California GO	5.250%	8/1/31	5,755	6,858

California GO	5.000%	10/1/31	5,500	6,336
California GO	5.000%	12/1/31	6,000	6,952
California GO	5.000%	2/1/32	2,540	2,863
California GO	5.000%	10/1/32	23,500	26,970
California GO	5.000%	12/1/32	7,000	7,590
California GO	6.000%	3/1/33	12,000	14,457
California GO	5.125%	4/1/33	6,550	7,155
California GO	6.500%	4/1/33	22,715	26,898
California GO	5.000%	9/1/33	3,830	4,389
California GO	5.000%	10/1/34	9,200	10,488
1 California GO	5.000%	8/1/35	10,000	11,491
California GO	4.500%	3/1/36 (10)	4,975	5,050
2 California GO PUT	0.570%	12/1/16	10,000	10,006
California GO PUT	4.000%	12/1/16	22,925	23,545
2 California GO PUT	0.964%	12/3/18	1,000	1,017
California GO PUT	3.000%	12/1/19	52,000	55,277
California GO VRDO	0.010%	9/1/15 LOC	8,700	8,700
California GO VRDO	0.010%	9/1/15 LOC	2,000	2,000
California GO VRDO	0.010%	9/1/15 LOC	2,060	2,060
California GO VRDO	0.010%	9/1/15 LOC	14,000	14,000
California GO VRDO	0.010%	9/1/15 LOC	3,400	3,400
California GO VRDO	0.010%	9/1/15 LOC	6,300	6,300
California GO VRDO	0.010%	9/1/15 LOC	1,640	1,640
California GO VRDO	0.010%	9/1/15 LOC	4,150	4,150
California GO VRDO	0.010%	9/1/15 LOC	5,300	5,300
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,572
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,291
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,802
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	242
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,137
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,460
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,423
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,365
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,890
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,598
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,410
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	4,921
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.150%	9/8/15 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,019
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,630

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,146
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,451
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,354
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/34	3,500	3,529
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,922
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,530
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,201
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,092
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.820%	7/1/17	5,255	5,323
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,911
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,207
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	754
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	338
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	520
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,017
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	891
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	357
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	914
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	918
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	833
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,642
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,750
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,970
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,593
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,895
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,872
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,301

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,895
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,441
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,139
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,489
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,658
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,919
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,661
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,653
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,456
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	556
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	950
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	598
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	80	81
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.030%	9/8/15	1,665	1,665
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,002
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	497
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	899
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,485
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,671
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,156
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,029
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,153
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,189
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,539
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,874
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,805

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,748
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/17	380	409
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	371
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	344
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	539
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	204
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	438
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	596
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	883
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,019
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	985
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	993
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,526
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,655
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,114
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,200
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,151
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,639
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,785
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,726
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,460
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	574
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	7,181

California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,281
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,741
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,363
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	866
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	974
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,341
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,129
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,682
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,380
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,047
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,675
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,305
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,541
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,160
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,280
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,305
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,577
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,509
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,302
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,526
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,257
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,887
3 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	3,500	3,500
3 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	9/8/15	1,300	1,300
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	25	25
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,695
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,201
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,448

3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.010%	9/1/15 (ETM)	64,585	64,585
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,124
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.889%	8/1/18	6,000	6,173
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	3,190	3,190
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	6,100	6,067
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/18	1,500	1,489
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/2/18	32,470	32,235
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	9/1/15 LOC	1,345	1,345
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.010%	9/1/15 LOC	9,600	9,600
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,839
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,072
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,179
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	1,000	1,018
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,610	18,522
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	650
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	468
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,098
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,811
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,473

2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.520%	4/2/18	6,000	5,960
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,167
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,429
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,604
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,595
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,962
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,461
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,126
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,504
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,345
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,265
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,136
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,142
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,151
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	577
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	754
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	803
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	682
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	841
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,110
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/30	3,305	3,661
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	3,823

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,015
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,196
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,408
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,357
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.120%	11/1/16	5,000	5,007
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,905	1,960
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,499
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,617
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	4,100	4,100
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	3,500	3,500
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	9/1/15 LOC	6,100	6,100
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	3,911
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/16 (Prere.)	27,790	28,241
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/16 (Prere.)	3,975	4,039
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	3,976
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,925
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,928
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,870
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	15,225
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,702
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,631
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,251
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,797
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,849
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,173
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,344

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,925	3,559
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,741
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,283
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,724
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	5,858
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,699
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,499
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,810
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,761
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	5,000	5,761
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,760
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,764
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,168
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,310
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,780
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,870
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,775
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,868
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,010	9,087
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	9,002
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,380
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,978
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,684
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,770
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/15	1,500	1,510
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,741
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,504
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,219

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	11,545
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,830
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,846
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,883
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,009
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,490
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,179
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,526
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,320
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,799
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,434
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,541
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,923
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,190
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,397
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,200
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,425
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,658
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,407
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,880
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,365
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,036
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,577
3 California State University Revenue Systemwide
TOB VRDO	0.100%	9/8/15 (4)	5,000	5,000
California State University Systemwide Revenue	5.000%	9/4/15 (Prere.)	6,485	6,488
California State University Systemwide Revenue	5.000%	11/1/15	1,040	1,049
California State University Systemwide Revenue	5.000%	11/1/18	2,200	2,482
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,657
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,972
California State University Systemwide Revenue	5.250%	11/1/20	3,515	4,034
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,818
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,679
California State University Systemwide Revenue	5.000%	11/1/23	5,605	6,875

California State University Systemwide Revenue	5.000%	11/1/23	3,705	4,544
California State University Systemwide Revenue	5.000%	11/1/24	8,690	9,568
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,421
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,575
California State University Systemwide Revenue	5.000%	11/1/25	11,820	13,014
California State University Systemwide Revenue	5.000%	11/1/26	12,530	13,796
California State University Systemwide Revenue	5.000%	11/1/27	5,000	5,505
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,656
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,426
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,937
California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,143
California State University Systemwide Revenue	4.000%	11/1/29	3,900	4,170
California State University Systemwide Revenue	5.000%	11/1/30 (4)	7,660	8,409
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,471
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,402
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,760
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,764
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,774
California State University Systemwide Revenue	5.250%	11/1/34	5,000	5,649
California State University Systemwide Revenue	5.000%	11/1/35	5,975	6,864
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,353
3 California State University Systemwide Revenue
TOB VRDO	0.030%	9/8/15	1,405	1,405
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	5.500%	7/1/31	6,320	6,775
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,507
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	875	941
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,070
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,703
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,743
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	2.000%	3/1/16	625	629
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	361
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	469
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	542
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	821
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,733

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,744
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,172
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	902
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,773
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/29	4,550	5,201
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,617
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,456
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,450
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	306
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	287
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	244
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	234
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	237
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	477
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	601
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	855	994
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,036
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,816
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/16	750	772

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	784
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	267
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	415
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	116
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	385
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	444
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	329
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	359
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	422
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	381
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	867
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,504
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	800
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	13,006
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,133
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,907
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	4,130	3,697
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,535	1,375
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	10,865	9,729

California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	669
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	556
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	732
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,637
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	1,035	1,039
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	555
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	567
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	374
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	318
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	291
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	761
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	885
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	930
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,154
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,295
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,416
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,395
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,140
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,481

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,231
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,781
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,221
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.020%	9/8/15 (2)LOC	2,920	2,920
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,630
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	10,000	10,374
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,429
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	2,500	2,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	9/8/15	2,100	2,100
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,678
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	8,975	9,719
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/29	16,580	17,849
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/34	25,030	26,553
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,547
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,509
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	5,780	6,106
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	611
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	587
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,255
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,617
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,247
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,170	1,185

California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,639
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,334
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/17	1,800	1,916
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,449
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,718
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,618
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,208
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,338
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,793
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,365
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,180
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,325
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,384
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	905
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	902
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	985
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	702
Castro Valley CA Unified School District GO	3.000%	8/1/16	1,000	1,026
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	533
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	436
3 Central Basin Municipal Water District California
COP TOB VRDO	0.030%	9/8/15 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,400

Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,078
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	871
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,201
Cerritos CA Community College District GO	0.000%	8/1/20	500	451
Cerritos CA Community College District GO	0.000%	8/1/22	500	415
Cerritos CA Community College District GO	0.000%	8/1/23	500	397
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,683
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,364
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,693
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,921
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,601
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,561
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,790
Chaffey CA Union High School District GO	0.000%	8/1/20	400	356
Chaffey CA Union High School District GO	0.000%	8/1/21	500	429
Chaffey CA Union High School District GO	0.000%	8/1/22	500	408
Chaffey CA Union High School District GO	0.000%	8/1/23	600	470
Chaffey CA Union High School District GO	0.000%	8/1/24	500	371
Chaffey CA Union High School District GO	0.000%	8/1/25	655	458
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	950
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,187
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	790
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,178
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	728
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,385
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,326
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,185	6,190
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	2.000%	9/1/16	670	680
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	741
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,291
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,558
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,357
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,884

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	3,013
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,813
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,134
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,329
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,132
Citrus CA Community College District GO	0.000%	8/1/33	1,000	745
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,313
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,509
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,034
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	918
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,184
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,418
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,938
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	2.000%	8/1/16	1,240	1,256
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,073
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,167
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,406
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,415
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,738
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,281
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	1,972
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,261
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,394
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,334
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	1,887
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,363
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,962
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,447
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,581
1 Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,622
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,080	1,252
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,827
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,049
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.496%	12/15/15	16,500	16,500
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/17 (Prere.)	5,195	5,595

Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,068
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	927
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	820
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	707
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	10,105	10,802
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,345
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,780
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	576
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	587
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,653
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,746
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,424
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	800
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	976
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,074
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,001
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	816
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,344
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,543
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,895
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,130
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,782
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	2,035	2,044
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,918
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,481
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,781
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,923
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,010
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,094
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,786
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,660
Desert CA Community College District GO	5.000%	8/1/20	1,760	2,057
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,265	7,804
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	6,718

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,310
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,383
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,981
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	6,853
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,785
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,860
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,103
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	9/1/15	11,000	11,000
El Camino CA Community College District GO	0.000%	8/1/29	8,065	4,956
El Camino CA Community College District GO	0.000%	8/1/32	10,000	5,263
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,764
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,221
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,710
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,658
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,732
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,139
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,305
Elk Grove CA Finance Authority Special Tax
Revenue	3.000%	9/1/18	425	446
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	715
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	618
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	450	522
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	495
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,237
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,426
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,151
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,111
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	885
Escondido CA GO	5.000%	9/1/22	755	901
Escondido CA GO	5.000%	9/1/23	2,030	2,445
Escondido CA GO	5.000%	9/1/24	825	1,002
Escondido CA GO	5.000%	9/1/25	1,000	1,218
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,953
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,053
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,149
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,348

Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,886
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,589
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,497
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,839
Foothill-De Anza CA Community College District
GO	4.500%	8/1/17 (Prere.)	2,600	2,794
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,562
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,596
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	10,244
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	13,056
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,426
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,571
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,231
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	3,746
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	782
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,867
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	505	536
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	25,113
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,754
Fremont CA Unified School District GO	5.000%	8/1/18	2,325	2,609
Fremont CA Unified School District GO	5.000%	8/1/19	2,400	2,765
Fremont CA Unified School District GO	5.000%	8/1/20	2,275	2,687
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,137
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,493
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,878
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,285
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,726
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,194
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,050
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,166
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	924
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,128
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,748
Gavilan CA Joint Community College District
GO	5.000%	8/1/29	2,270	2,681
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	4,877
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,677

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	3,000	3,089
Golden State Tobacco Securitization Corp.
California Revenue	3.000%	6/1/17	2,000	2,081
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/17	610	657
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	4,000	4,329
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,706
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	2,028
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,174
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	509
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,814
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,185	1,847
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	7,904
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,411
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,174
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	998
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,383
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	1,792
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,992
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	1,726
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,080
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	10,319
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	14,063
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,925
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,585
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,689
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,751
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,905
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,400
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,844
Hemet CA Unified School District Financing
Authority Special Tax Revenue	2.000%	9/1/16	250	251
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	255
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	295
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	372
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	265
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	197
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	563

Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	566
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	696
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	434
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,051
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,375
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	594
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	625
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	387
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,161
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,421
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,708
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,077
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,338
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,478
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,877
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,400
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	887
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	9/1/15 LOC	4,300	4,300
Irvine CA Ranch Water District Revenue VRDO	0.010%	9/1/15 LOC	2,100	2,100
Irvine CA Ranch Water District Revenue VRDO	0.010%	9/1/15 LOC	4,250	4,250
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	9/1/15 LOC	1,900	1,900
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,458
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,190
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,683
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,940
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	463
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	400
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,313
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,163
Irvine CA Reassessment District No. 15-2
Improvement Revenue	2.000%	9/2/16	300	304

Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	414
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	536
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	815
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	771
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	741
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	916
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	975
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	518
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	910
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	9/1/15 LOC	1,375	1,375
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/15 (Prere.)	8,645	8,645
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	814
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	713
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	582
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	588
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	832
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,194
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,052
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,038
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	829
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,192
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,522
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	576
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,785
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,602
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	728
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,033
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,559
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,178
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,530
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,774
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,775
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,226
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,456
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	878

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,443
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,433
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,163
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,156
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,654
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,299
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	4,330	4,968
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,729
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/33	1,880	2,141
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,191
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	337
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	345
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	609
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	812
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,086
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,570
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	8,665	8,771
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	646
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,382
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	1,765	1,824
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	465
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,688
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	572
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	300
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	8,998
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.625%	11/15/25	16,845	16,048
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.644%	11/15/26	10,025	9,488
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,163
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,315
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,262
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,621
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,735
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	15,250	15,913
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,422
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	2,065	2,239
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	7,278

Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,599
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	39
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,759
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	22
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,255	4,765
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	50
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	6
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	8,020
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,857
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,906
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,610
Los Angeles CA Community College District GO	5.000%	8/1/24	4,735	5,829
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	15,288
Los Angeles CA Community College District GO	5.000%	8/1/25	10,910	13,539
Los Angeles CA Community College District GO	5.000%	8/1/27	12,535	15,027
Los Angeles CA Community College District GO	5.000%	8/1/28	23,990	28,559
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,343
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,464
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,610
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,513
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,359
Los Angeles CA Community College District GO	4.000%	8/1/33	11,500	12,135
3 Los Angeles CA Community College District GO
TOB VRDO	0.020%	9/8/15	2,800	2,800
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/23	800	939
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/24	1,000	1,183
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/25	1,500	1,751
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/26	1,200	1,384
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/27	2,000	2,289
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,451
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,358
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,467
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,348
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,196
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,142
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,699
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,004
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,581
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,763
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,350

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,806
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,379
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,359
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,602
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,006
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,269
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,581
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,095
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,362
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,346
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,916
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,699
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,637
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,450
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,289
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,075	9,105
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	8,334
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,208
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	11,945
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,753
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,504
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,096
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	11,883
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,782
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,611
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,218
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,531
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,857

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,000	9,447
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,236
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,744
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,861
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,584
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,334
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	17,306
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,064
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (2)	3,755	3,890
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,900
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,460
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,007
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,076
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,055	6,963
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,726
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,680
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,814
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,053
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,701
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	8,653
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	13,765
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,293
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,105
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/1/15	1,900	1,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	9/8/15	1,500	1,500
Los Angeles CA GO	5.000%	9/1/22	10,000	12,007
Los Angeles CA GO	5.000%	9/1/28	4,850	5,716
Los Angeles CA GO	5.000%	9/1/29	5,850	6,868
Los Angeles CA GO	5.000%	9/1/30	5,850	6,793
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,482
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	1,000	1,157

Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,668
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,448
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,864
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,517
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	10,000	10,399
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,195
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,195
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	4,000	4,156
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	14,135	14,685
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	15,940	16,560
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	16,760	17,412
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,355	2,448
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,630	1,694
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	890	925
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,000	5,401
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,000	6,482
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	12,975	14,017
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	17,210	18,592
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	3,185	3,441
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,802
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	3,163
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,569
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	14,542
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,000	17,557
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	9,359
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	5,000	5,345
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	32,939
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,197
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	7,039
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	15,956
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,600	2,758
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	7,880	8,175
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,586
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,840
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,005	10,638
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,513
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,731
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,819
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,250	27,842
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,723
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	6,215	6,442
Los Angeles CA Unified School District GO	5.000%	7/1/28 (4)	5,365	5,765
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	14,291
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,846
Los Angeles CA Unified School District GO	5.000%	7/1/29	15,885	18,773
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	5,595	5,788
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	7,015	7,398
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	40,925	43,218
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	3,515	3,749
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,554
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,773
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,104

Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,369
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,295
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,517
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,388
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,614
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,545
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,451
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,381
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,608
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,584
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,126
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	11,874
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,831
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,492
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (ETM)	8,940	9,048
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,940	2,031
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	17,000	17,799
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	4,919
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,061
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,178
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,538
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,192
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	6,872
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,765
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,201
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,771
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,132
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,532
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,095
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,958

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,403
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,514
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,634
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,000
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,670	1,679
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	931
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21	2,125	2,138
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	839
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,171
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,619
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,589
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,015
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	6,958
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,636
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,598
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,342
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	14,805
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	17,280
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	11,734
M-S-R California Energy Authority Revenue	7.000%	11/1/34	5,965	8,139
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,474
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,852
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,166
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,179
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,190
Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,324
Marin CA Community College District GO	5.000%	8/1/23	550	670
Marin CA Community College District GO	5.000%	8/1/24	445	548
Marin CA Community College District GO	5.000%	8/1/25	550	683
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,225
Marina Coast Water District California Enterprise
Revenue COP	5.000%	6/1/16 (Prere.)	3,005	3,112

Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,173
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,969
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,673
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	16,224
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	22,330
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,221
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,512
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,229
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,279
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,654
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,305
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,015
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,721
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,942
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	26,750	26,687
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	9/8/15	1,200	1,200
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,100	2,527
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	6,400	7,623
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	4,405	5,204
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	3,015	3,538
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,793
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,928
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	930	977
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,155	1,214
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,215	1,277
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	1,100	1,150
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	1,360	1,422
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	1,430	1,495
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,215
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,183
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,197
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/29	3,170	3,706

Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,702
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,123
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,570
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,029
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,841
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,218
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,390
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,876
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,255
Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,065	1,101
Mount Diablo CA Unified School District GO	5.000%	8/1/17	2,000	2,161
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,670
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	743
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	816
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	903
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,473
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,602
Murrieta Valley CA Unified School District GO	1.500%	9/1/16 (4)	435	440
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	512
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	528
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	659
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	905
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	278
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,889
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	356
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	948
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,731
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	391
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	836
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,670
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	614
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,921
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	543
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	346
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,432
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	2,842
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,746
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	826
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	7,272
Northern California Gas Authority No. 1
Revenue	0.790%	7/1/17	12,660	12,628
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,137
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,815

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,557
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,974
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,806
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,787
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,726
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,420
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,823
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,810
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/15	375	375
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/16	1,450	1,480
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,702
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,934
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,245
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,534
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,321
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,467
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,619
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,775
Oakland CA GO	5.000%	1/15/23	5,600	6,660
Oakland CA GO	5.000%	1/15/31	3,000	3,296
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,512
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,190
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,921
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,575

Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	12,870	12,870
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,494
Oakland CA Unified School District GO	5.000%	8/1/17	2,760	2,957
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,743
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,431
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,326
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,826
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,651
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,818
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,462
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,485
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,696
Oakland CA Unified School District GO	5.000%	8/1/23 (14)	3,700	3,966
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,183
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,469
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,183
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,468
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,343
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,127
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,409
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,415
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,119
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,604
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,672
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,373
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,742
Ohlone CA Community College District GO	5.000%	8/1/22	750	897
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,043
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,521
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,078
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,664
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,632
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,932
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,077
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,498
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,389
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,430
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,472
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,502

Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,545
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,203
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,909
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,934
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,858
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,223
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,138
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,699
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,691
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,686
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,081
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	272
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	435
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,100
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	12,369
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,225
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,469
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,521
Palomar Pomerado Health California GO	5.000%	8/1/20 (2)	710	713
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	5,761
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	3,759
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	1,930
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	1,585	1,005
Palomar Pomerado Health California GO	5.000%	8/1/32 (14)	11,290	11,952
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	2.000%	8/1/16	830	841
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	4.000%	8/1/17	880	930
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	1,023
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,598
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,735
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,693
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,483
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,945

Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	6,050	3,896
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,220
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,707
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,270
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,330	1,373
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,101
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	1,915
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,012
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,052
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,413
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,474
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	190
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,539
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	400
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	584
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	750	884
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,315	1,567
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	3,063
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,000	1,217
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,775	2,176
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	8,010	9,926
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	524
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	531
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,262
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,586
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,616
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,202

Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,967
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,645
Poway CA Unified School District GO	4.000%	9/1/16	250	258
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,962
Poway CA Unified School District GO	4.000%	9/1/17	250	264
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,353
Poway CA Unified School District GO	4.000%	9/1/18	450	483
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,039
Poway CA Unified School District GO	5.000%	9/1/19	985	1,109
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,971
Poway CA Unified School District GO	5.000%	9/1/20	610	698
Poway CA Unified School District GO	5.000%	9/1/21	325	375
Poway CA Unified School District GO	5.000%	9/1/22	460	535
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,817
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,887
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,128
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,931
Poway CA Unified School District GO	0.000%	8/1/28	9,070	5,570
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,339
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,833
Poway CA Unified School District GO	0.000%	8/1/31	1,095	583
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	831
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	478
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,381
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,175
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	917
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,168
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	935	1,051
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,129
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,020	1,122
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,270	1,394
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,110
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,330	1,448
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,450	1,573
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	995	1,094
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,560	1,689
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,660	1,794
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,760	1,897

Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/16	1,210	1,255
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (12)	1,700	1,991
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (12)	2,700	3,139
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (12)	1,500	1,722
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (12)	1,400	1,598
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (12)	1,710	1,945
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,490
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,206
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,098
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,094
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,085
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,452
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,065
Riverside CA Community College District GO	0.000%	8/1/27	2,755	1,749
Riverside CA Community College District GO	0.000%	8/1/28	1,650	986
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,630
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,116
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,227
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,780
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,970
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,451
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,183
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,318
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,469
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,188
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,386
Riverside CA Sewer Revenue	5.000%	8/1/20	1,635	1,897
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,340
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,546
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,450
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,396

Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,373
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,464
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,627
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,766
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,822
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,917
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,131
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,111
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,368
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	1,895
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	11,180
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	11,866
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,706
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,668
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,808
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	3,075
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,983
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,158
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,898
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	3.000%	10/1/16 (4)	300	307
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	397
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	539
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,133
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,335
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,543
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,243
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,378
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,716

Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,353
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,555
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,712
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,520
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,339
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	9/8/15	2,700	2,700
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	1,981
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,743
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,012
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,398
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	1,798
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,302
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,385
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	5,654
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,288
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	6,120	6,814
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	859
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	586
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,290	1,464
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,133
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,259
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,500
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,888
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,385
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	677
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	225
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,169
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	556
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	530

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	363
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	330
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	497
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	290
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	576
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,319
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,448
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,514
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	584
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	472
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	838
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,347
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	805
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,315
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,465
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,184
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,013
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	13,832
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,643
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/16 (Prere.)	1,500	1,557
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.000%	7/1/16 (Prere.)	7,710	8,017
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/16 (Prere.)	4,000	4,159
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,146
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,433
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,048

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,561
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,571
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,831
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,364
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,584
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	9/8/15 LOC	1,000	1,000
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,085	1,229
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,803
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,952
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,314
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,476
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,733
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,586
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,291
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,066
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,119
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	843
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,105	1,321
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,737
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,212
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,762
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,969
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,416
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,970
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	1,850	1,917
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,495	5,693
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	7,030	7,283
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	2,350	2,611
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	892
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,446
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,786
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,319
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,674
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,271

San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,434
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,912
San Bernardino CA Community College District
GO	5.000%	8/1/31 (4)	12,000	12,474
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	1,530	1,611
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	1,670	1,779
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,119
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,828
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,715
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,873
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,456
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,095
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,445
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,160
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,900
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,485
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,297
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	529
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,508
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	3,970
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/15	1,665	1,674
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/16	1,660	1,741
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/19	1,930	2,191
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/20	2,025	2,338
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/27	2,375	2,752
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/28	2,025	2,322
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/30	2,015	2,291
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/32	1,000	1,124
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	11,980
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,409
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,287
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,767
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,856
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,061

San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,793
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,700
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,203
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,297
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,780
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,116
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,329
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	17,802
San Diego CA Unified School District GO	5.000%	7/1/22	1,500	1,803
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,769
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,272
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	5,888
San Diego CA Unified School District GO	5.000%	7/1/26	20,000	24,354
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,582
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	5,638
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,074
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,965
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	5,638
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,412
San Diego County CA COP	5.000%	10/15/24	2,115	2,585
San Diego County CA COP	5.000%	10/15/25	5,225	6,322
San Diego County CA COP	5.000%	10/15/26	2,590	3,098
San Diego County CA COP	5.000%	10/15/27	2,000	2,377
San Diego County CA COP	5.000%	10/15/28	1,400	1,652
San Diego County CA COP	5.000%	10/15/29	2,000	2,343
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,453
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,222
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,815
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,407
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,762
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,346
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,272
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,711
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,574
3 San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project) TOB
VRDO	0.030%	9/8/15	7,500	7,500

San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,288
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,774
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,967
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,487
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	9/8/15	3,100	3,100
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/32	10,000	10,779
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,500	16,661
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,276
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,066
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	2,949
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,224
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,664
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,884
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,778
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	5,080
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,892
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,294
San Francisco CA City & County GO	5.000%	6/15/21	7,450	8,856
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,138
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,808
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,741
San Francisco CA City & County GO	5.000%	6/15/27	5,785	6,824
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,577
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,921
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,111
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,222
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,874
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,783
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,726
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,307
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,061
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	24,428

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	13,488
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,834
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,311
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,743
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,764
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	840	951
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	9/8/15 LOC	5,700	5,700
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,138
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/16 (Prere.)	500	516
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,492
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,157
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	510
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,366
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,100	1,318
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,094
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,175	5,128
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,500	5,590
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,000	7,435
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,555	2,910
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,372
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,185
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,854
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,432
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,139
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,042
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,508
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,371
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,389

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	15,152
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,076
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,220
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,032
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,149
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,548
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,079
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,220
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,658
3 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.030%	9/8/15	2,700	2,700
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	568
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	725
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	107
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	247
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	148
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	183
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	143
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	138
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	157

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	276
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	159
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	515
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	446
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	582
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	247
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,349
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,564
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,072
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,478
San Francisco CA Community College District
GO	3.000%	6/15/17	11,380	11,872
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/27	1,425	1,662
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,825
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,466
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,429
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,875
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,498
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	8,928
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/16	11,000	11,177
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,586
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	13,697
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,025

San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	11,784
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,818
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,626
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,111
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,507
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,023
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,170
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,576
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,423
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,675
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,443
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	51
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,249
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,537
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	12,306
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	621
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	875
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,484
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/16 (2)	1,000	1,036
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	602
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,055
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,923
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,151
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,177
3 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.070%	9/8/15	3,600	3,600
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	7,409
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	8,629
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	983
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,107

San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	567
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,204
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	671
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,101
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,694
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,101
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,029
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,225
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	4,107
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	3,032
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,672
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,339
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	3,170	3,320
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,144
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,894
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,215
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,005
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,211
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,677
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,211
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	867
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	882
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,000	1,193
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	684
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	907
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,741
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	1,028
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	862
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,200	1,485
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,200	1,498
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	1,001

San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,184
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,200	1,430
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/24 (4)	1,375	1,655
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/25 (4)	1,525	1,806
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,054
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,137
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,577
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,800
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,867
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,943
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/28 (15)	1,760	2,026
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,116
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,693
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	1,966
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,101
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,779
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,718
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,475
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,657
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,800
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,378
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,299
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,684
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,014
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,358
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/17	5,410	5,865
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	6,352
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	12,601
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,802
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,769
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	7,188
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,963
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	6,000	6,544
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,506

Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,285
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,479
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,210
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,503
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	7,898
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,147
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,723
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,710
Santa Rosa CA Elementary School District GO	3.000%	5/1/16	715	728
Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,155
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,412
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,318
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,336
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	6,862
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,319
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,536
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,621
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	2.000%	10/1/15	3,110	3,115
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/16	1,860	1,911
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,997
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,120
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,314
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,466
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,095
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,886
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,344
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,901
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,474
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,143
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,341
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,559
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,773
Sonoma County CA Sales Tax Revenue	5.000%	9/1/17 (Prere.)	6,365	6,922
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,657
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,480	3,000
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,159
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,448

South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,404
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	8,251
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,487
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,725
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,333
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,771
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	7,980
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,007
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,862
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,868
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,671
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,671
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/16	550	574
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,146
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,082
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,783
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,138
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,034
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,258
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,130	4,677
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,601
Southwestern California Community College
District GO	0.000%	8/1/24	750	572
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	791
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,365
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,288
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,534
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,603
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	5,880	6,375

State Center California Community College
District GO	5.000%	8/1/30	4,000	4,633
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,182
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,190
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,199
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,481
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,606
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,449
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,197
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,297
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,156
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	690
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,065
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,774
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,121
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,322
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,532
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,367
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,209
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,185
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,404
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,444
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,470
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,577
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,134
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,199
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,212
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,184
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,251
3 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	9/8/15 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,774
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,724
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	2,100	2,384
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,375
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,215
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,928
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,204
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,747
Tustin CA Unified School District Special Tax
Revenue	2.000%	9/1/15	1,500	1,500
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,610

Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	878
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	888
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	1,460	1,715
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,678
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,518
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/28	3,000	3,430
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,134
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	3,952
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	9/1/15	1,450	1,450
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,146
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,136
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	20,198
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,516
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	16,937
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,639
University of California Revenue	5.000%	5/15/16 (Prere.)	10,000	10,437
University of California Revenue	5.000%	5/15/17	4,000	4,304
University of California Revenue	5.000%	5/15/18	3,000	3,337
University of California Revenue	5.000%	5/15/19	5,250	5,999
University of California Revenue	5.000%	5/15/19	15,815	18,052
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,516
University of California Revenue	5.000%	5/15/20	4,360	5,109
University of California Revenue	5.000%	5/15/20	8,250	9,655
University of California Revenue	5.000%	5/15/21	3,000	3,571
University of California Revenue	5.000%	5/15/22	5,420	6,422
University of California Revenue	5.000%	5/15/22	9,000	10,837
University of California Revenue	5.000%	5/15/22	3,500	4,207
University of California Revenue	5.000%	5/15/23	1,865	2,273
University of California Revenue	5.000%	5/15/24	5,000	6,141
University of California Revenue	5.000%	5/15/25	2,400	2,951
University of California Revenue	5.000%	5/15/25	9,030	11,128
University of California Revenue	5.000%	5/15/27	10,900	12,617
University of California Revenue	5.000%	5/15/27	7,000	8,447
University of California Revenue	5.000%	5/15/28	11,680	13,416
University of California Revenue	5.000%	5/15/28	9,075	10,887
University of California Revenue	5.000%	5/15/28	7,080	8,454
University of California Revenue	5.000%	5/15/30	1,400	1,626
University of California Revenue	5.000%	5/15/32	14,020	16,143
University of California Revenue	5.250%	5/15/32	5,000	5,945
University of California Revenue	5.000%	5/15/33	10,110	11,596
University of California Revenue	5.000%	5/15/33	15,240	17,480
University of California Revenue	5.000%	5/15/33	6,995	8,178

University of California Revenue	5.000%	5/15/34	15,900	18,167
University of California Revenue PUT	5.000%	5/15/23	45,000	54,558
3 University of California Revenue TOB VRDO	0.020%	9/1/15	9,550	9,550
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,221
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	701
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	673
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,552
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,616
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,679
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,363
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,352
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,280
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,604
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	9,485
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,417
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,137
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,249
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,403
1 Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	324
1 Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	579
1 Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	380
1 Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	472
1 Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	6,758
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	446
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	342
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	319
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	310
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	396
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	476

Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	703
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26 (4)	700	833
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (4)	1,410	1,659
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,936
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,245
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,129
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,389
West Contra Costa CA Unified School District
GO	4.000%	8/1/17	850	902
West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,112
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	291
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,552
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	3,914
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,441
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,069
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,276
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,241
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,037
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,155
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,677
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,272
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,209
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,583
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,127
West Valley-Mission Community College District
GO	5.000%	8/1/16 (Prere.)	1,120	1,169
West Valley-Mission Community College District
GO	5.000%	8/1/30 (4)	215	223
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	877
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	888
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,192
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,470
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,052
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,273

William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,752
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	1,706
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	558
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,166
				9,686,572
Guam (0.2%)
1 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	853
1 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,283
1 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,715
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	610
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,347
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,564
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,456
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,820
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,838
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,055
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,617
				27,158
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	1,775	1,781
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,500	1,561
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,601
				4,943
Total Tax-Exempt Municipal Bonds (Cost $9,281,802)				9,718,673
Total Investments (99.4%) (Cost $9,281,802)				9,718,673
Other Assets and Liabilities-Net (0.6%)				53,854
Net Assets (100%)				9,772,527

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $118,119,000, representing 1.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.

California Intermediate-Term Tax-Exempt Fund

FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2015.

D. At August 31, 2015, the cost of investment securities for tax purposes was $9,284,508,000. Net unrealized appreciation of investment securities for tax purposes was $434,165,000, consisting of unrealized gains of $447,299,000 on securities that had risen in value since their purchase and $13,134,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 16, 2015
VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.